PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II. The Report covers the six-month period ended July 31, 1997. It begins with the fund's investment review, followed by a complete list of holdings and the financial statements.

The fund continues to put your ready cash to work pursuing daily tax-free income and stability of principal* while giving you easy access to your money. At the end of the period, the fund's assets were invested in a highly diversified portfolio of short-term securities issued by municipalities across 31 states.

During the six-month reporting period, tax-free dividends paid to shareholders of Institutional Shares, Institutional Service Shares and Institutional Capital Shares totaled $0.02 per share.** Net assets in the fund reached $231.6 million at the period's end.

Thank you for putting your cash to work through Municipal Obligations Fund. We welcome your questions and comments.

Sincerely,

[Graphic]

J. Christopher Donahue

President

September 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

  government.

** Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEW

Municipal Obligations Fund is invested in high quality, short-term, tax-exempt debt securities. Typical security types include, but are not limited to: commercial paper, variable rate demand notes, and fixed rate notes. For the six-month reporting period ended July 31, 1997, the net assets of the fund increased from $159.6 million to $231.6 million while the 7-day net yield for the fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares increased from 3.50% to 3.69%, 3.25% to 3.44% and 3.38% to 3.57%, respectively.* The effective average maturity of the Fund on July 31, 1997 was 37 days.

Interest rates in the tax-exempt money markets over the reporting period were dictated by the actions of the Federal Reserve Board (the "Fed"), as well as significant supply and demand imbalances. Yields on variable rate demand notes (VRDNs), which comprise 50% or more of the fund's assets, started February at 3.25% and traded in a tight range between 3.25% and 3.30% until the end of the month. In the first half of March, moderate cash flows forced yields on VRDNs down to 3.05%, before they rebounded to close the quarter at 3.45%. Throughout the first quarter, VRDNs rates were expensive compared to taxable rates, mainly due to strong VRDNs demand. VRDNs rates averaged 3.28%, which was only 63% of taxable repurchase rates.

Until late February investors shrugged off strong economic numbers, expecting friendly inflation data to keep the Fed from raising interest rates. Fed Chairman Alan Greenspan's Humphrey Hawkins testimony on February 27 ended these expectations as the Fed signaled the possible need for further Fed tightenings to slow the economy and lower the probability of future inflation. In late March, the Fed increased the Federal Funds rate by 25 basis points. Correspondingly VRDNs rates moved sharply higher from mid-March to late April, reaching a period high of 4.60%. VRDNs rates were also influenced by heavy tax related redemptions in April. VRDNs yields stayed at high levels throughout the second quarter. This resulted in an average weekly rate of 3.93% for the quarter, an increase of 65 basis points above the average for the first quarter. VRDNs levels were also very cheap to taxables, averaging 75% of the taxable repurchase rates.

As investors became more confident that the economy could continue its pattern of moderate economic growth coupled with low inflation, the gradual rate decline that started in mid-May accelerated. Yields on VRDNs dropped sharply in July to end the reporting period at 3.60%.

Throughout the period, the target average maturity for the fund remained in the 40-60 day range, reflecting a neutral position regarding Fed policy. As long as inflation remains benign, the Fed should be content to sit on the sidelines until confronted with signs of overriding strength or weakness in economic growth. The average maturity will continue to be managed in accordance with our expectations for stable monetary policy near term. Nevertheless we continue to watch market developments in order to best serve our municipal money market clients.

* Past performance is not indicative of future results. Yield will vary.

MUNICIPAL OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)


  PRINCIPAL

    AMOUNT                                                                      VALUE
 (A) SHORT-TERM MUNICIPALS--99.4%

              ARKANSAS--1.9%


$ 1,000,000   Arkadelphia, AR, Industrial Development Revenue Bonds
             (Series 1996) Weekly VRDNs (Siplast, Inc.)/

             (Den Danske Bank A/S LOC)                                         $ 1,000,000
  3,500,000   Arkansas Development Finance Authority, Single Family Mortgage
              Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory

              Tender 7/1/1998                                                    3,500,000
              Total                                                              4,500,000

              COLORADO--3.2%

 3,375,000    Colorado Municipal Securities Trust, Series 1996B Weekly VRDNs
              (Colorado Health Facilities Authority)/(MBIA INS)/
              (Norwest Bank Minnesota, Minneapolis LIQ)                          3,375,000
  4,000,000    Denver (City & County), CO, Airport System Subordinate Revenue
               Bonds (Series 1990B), 3.80% CP (Sanwa Bank Ltd., Osaka LOC),
               Mandatory Tender 8/11/1997                                         4,000,000
               Total                                                              7,375,000
              DELAWARE--4.3%

 10,000,000    Delaware EDA, IDRB (Series 1996A), 3.75% CP (Delaware City
               Waste Recovery)/(Canadian
               Imperial Bank of Commerce, Toronto LOC),
               Mandatory Tender 8/12/1997                                        10,000,000
               DISTRICT OF COLUMBIA--1.0%
 2,400,000     District of Columbia Housing Finance Agency, Multi-Family Housing
               Revenue Bonds (1995 Series A) Weekly VRDNs (Tyler House)/
               (PNC Bank, N.A. LOC)                                               2,400,000
               ILLINOIS--3.9%

   300,000     Chicago O'Hare International Airport, Special Facility Revenue
               Bonds
               (Series 1990) Weekly VRDNs (Compagnie Nationale Air France
               Project)/(Societe Generale, Paris LOC)                               300,000
 1,400,000     Illinois Development Finance Authority, (Series 1989) Weekly
               VRDNs
               (Addison 450 Limited Partnership)/(American National Bank,
               Chicago LOC)                                                       1,400,000

MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                          VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
                ILLINOIS-- CONTINUED

 $1,800,000     Illinois Development Finance Authority, Industrial Development
                Revenue Bonds (Series 1996) Weekly VRDNs (Bimba
                Manufacturing Co.)/(Harris Trust & Savings Bank, Chicago LOC)     $ 1,800,000
  1,000,000     Illinois Development Finance Authority, Sewerage Facility
                Revenue
                Bonds (Series 1993) Weekly VRDNs (The NutraSweet Company)/

               (Monsanto Co. GTD)                                                   1,000,000
  4,000,000     Illinois Housing Development Authority, (1997 Subseries B-2),
                4.15% TOBs, Mandatory Tender 7/7/1998                               4,000,000
    600,000     Southwestern Illinois Development Authority, (Series 1991)
                Weekly

                VRDNs (Robinson Steel Co.)/(American National Bank,

                Chicago LOC)                                                          600,000
                Total                                                               9,100,000

              INDIANA--1.4%

 1,200,000    Indiana Economic Development Commission, Economic Development
              Revenue Bonds (Series 1988) Daily VRDNs (Shadeland Avenue
              Associates)/(Credit Commercial De France, Paris LOC)                  1,200,000
 2,000,000    Richmond, IN, Economic Development Revenue Bonds (Series 1996)
              Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One,
              Indianapolis, IN LOC)                                                 2,000,000
              Total                                                                 3,200,000
              KENTUCKY--0.4%

 1,000,000    Graves County, KY, School Building Revenue Bonds (Series 1988)
              Weekly VRDNs (Seaboard Farms Project)/(Bank of New York,
              New York LOC)                                                         1,000,000
              MAINE--1.7%

 4,000,000    Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs
              International Paper Co.), Optional Tender 6/1/1998                    4,000,000
              MARYLAND--2.3%

 1,400,000    Carroll County, MD, Variable Rate Economic Development Refunding
              Revenue Bonds (Series 1995B) Weekly VRDNs (Evapco, Inc.

              Project)/

              (Nationsbank of Maryland, N.A. LOC)                                   1,400,000

MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
              MARYLAND-- CONTINUED

 $2,600,000   Maryland State Community Development Administration,
              (Series 1990A) Weekly VRDNs (College Estates)/(First National
              Bank
              of Maryland, Baltimore LOC)                                         $ 2,600,000
  1,400,000   Montgomery County, MD Weekly VRDNs (Information Systems and
              Networks Corp.)/(PNC Bank, N.A. LOC)                                  1,400,000
              Total                                                                 5,400,000
              MINNESOTA--1.3%

 1,000,000    Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Limited

              Partnership)/(Norwest Bank Minnesota, Minneapolis LOC)                1,000,000
 2,000,000    White Bear Lake, MN, (Series 1997), 4.5475% TOBs (Century
               Townhomes)/(Westdeutsche
              Landesbank Girozentrale INV),

              Mandatory Tender 6/1/1998                                              2,000,000
              Total                                                                  3,000,000

              MISSISSIPPI--4.8%

 1,168,000    Greenville, MS IDA Weekly VRDNs (Mebane Packaging Corp.)/

              (First Union National Bank, Charlotte, NC LOC)                         1,168,000
 4,500,000    Mississippi Business Finance Corp., (Series 1995) Weekly VRDNs

              (Mississippi Baking Company LLC Project)/(First National Bank of
              Maryland, Baltimore LOC)                                               4,500,000

 5,400,000    Mississippi Business Finance Corp., Series 1995 Weekly VRDNs

              (Schuller International, Inc.)/(Bank of New York, New York LOC)         5,400,000
              Total                                                                  11,068,000

              MISSOURI--0.8%

 1,900,000     Missouri State HEFA, (Series 1996D), 4.50% TRANs

               (Rockwood R-VI School District), 9/8/1997                              1,901,143

              NEBRASKA--2.4%

 2,850,000    Nebraska Investment Finance Authority, (Series 1997)
              Weekly VRDNs (Transcrypt International, Inc.)/(Norwest Bank

              Minnesota, Minneapolis LOC)                                             2,850,000
 2,600,000    Stanton County, NE, IDRB (Series 1996) Weekly VRDNs
              (Nucor Corporation)/(Nucor Corporation GTD)                             2,600,000
               Total                                                                  5,450,000


 MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                             VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED

                NEVADA--0.3%

 $ 650,000      Nevada State Department of Community & Industrial Development
                Weekly VRDNs (Kinplex Company Project)/(Credit Commercial
                De France, Paris LOC)                                             $      650,000
               NEW HAMPSHIRE--2.2%

 5,100,000      New Hampshire Business Finance Authority, PCR Bonds (Series A),
                3.90% CP (New England Power Co.), Mandatory Tender 8/15/1997           5,100,000

                 NEW JERSEY--1.1%

  2,515,374     Camden County, NJ, (Series 1997A), 4.00% BANs, 2/10/1998               2,517,935
                 NEW YORK--6.8%
 1,547,250      Geneva, NY, 4.125% BANs, 1/15/1998                                     1,550,145
 2,134,000      Groton Central School District, NY, 4.125% BANs, 1/21/1998             2,138,137
 4,000,000      New York City Housing Development Corp., Multifamily Mortgage
                Revenue Bonds (1995 Series A-1) Weekly VRDNs (400 West 59th Street
                Development)/(Bayerische Hypotheken-Und

                Wechsel-Bank Ag LOC)

                                                                                       4,000,000

 4,000,000      New York City, NY, (Series K), 4.50% Bonds, 8/1/1997                   4,000,000
 1,000,000      Royalton-Hartland, NY CSD, 4.50% BANs, 8/15/1997                       1,000,184
 3,000,000      Sodus Central School District, NY, 4.00% BANs, 2/4/1998                3,002,951
                Total                                                                 15,691,417
               NORTH CAROLINA--2.6%

 6,000,000      Person County, NC Industrial Facilities & Pollution Control
                Financing
                Authority Daily VRDNs (Carolina Power & Light Co.)/

               (Fuji Bank, Ltd., Tokyo LOC)                                             6,000,000

               OHIO--2.6%

  4,000,000     Brookville, OH, (Series 1988) Weekly VRDNs (Green Tokai)/

                (Bank of Tokyo-Mitsubishi Ltd. LOC)                                     4,000,000
  2,000,000     Ohio HFA, Multifamily Housing Revenue Bonds, (Series 1997),
                4.76% TOBs (Wind River Apartments)/(Republic National Bank

                of New York INV), Mandatory Tender 12/1/1997                             2,000,000
                Total                                                                    6,000,000

 MUNICIPAL OBLIGATIONS FUND


PRINCIPAL

    AMOUNT                                                                                   VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED

                 OKLAHOMA--3.1%

 $ 6,000,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/
                 (Banque Nationale de Paris LOC)                                       $  6,000,000
   1,145,000     Tulsa, OK International Airport, Variable Rate Certificates
                 (Series 1997 B-1) Weekly VRDNs (MBIA INS)/(Bank of America

                  NT and SA, San Francisco LIQ)                                           1,145,000
                  Total                                                                   7,145,000

                 OREGON--1.1%

 1,000,000        Oregon State Housing and Community Services Department,

                  (Series G), 4.05% TOBs, Mandatory Tender 8/1/1997                       1,000,000
   755,000        Oregon State, Economic Development Revenue Bonds (Series 1988C)

                  Weekly VRDNs (Jepco Development Inc.)/

                  (Wells Fargo Bank, N.A. LOC)                                              755,000
   825,000        Oregon State, Economic Development Revenue Bonds (Series1988B)
                  Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/

                  (Wells Fargo Bank, N.A. LOC)                                              825,000
                  Total                                                                   2,580,000

                 PENNSYLVANIA--3.6%

  1,290,000       Carbon County, PA IDA, Resource Recovery Bonds (Series B), 3.80%
                  CP (Panther Creek)/(National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 10/20/1997                                             1,290,000
  3,000,000       Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds
                 (Series 1992A), 3.75% TOBs (International Paper Co.),

                 Optional Tender 1/15/1998                                                3,000,000
  3,885,000       Pennsylvania Housing Finance Authority, 3.85% TOBs
                 (First National Bank of Chicago LIQ), Optional Tender 10/1/1997          3,885,000
    100,000      Pennsylvania State Higher Education Assistance Agency Weekly
                 VRDNs (Fuji Bank, Ltd., Tokyo LOC)                                         100,000
                 Total                                                                    8,275,000
                 SOUTH CAROLINA--10.0%

 10,000,000       Berkeley County, SC, (Series 1996A) Weekly VRDNs

                 (Nucor Corporation)/(Nucor Corporation GTD)                             10,000,000

 MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                   VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
                 SOUTH CAROLINA-- CONTINUED

 $5,000,000      Berkeley County, SC, (Series 1997) Weekly VRDNs

                (Nucor Corporation)/(Nucor Corporation GTD)                            $  5,000,000
    650,000      South Carolina Job Development Authority, (Series 1987) Weekly
                 VRDNs (Jewish Community Center)/

                (Bank of Tokyo-Mitsubishi Ltd. LOC)                                         650,000
    250,000      South Carolina Job Development Authority, (Series 1988A)
                 Weekly VRDNs (Kent Manufacturing Company)/

                (Credit Commercial De France, Paris LOC)                                    250,000
    350,000      South Carolina Job Development Authority, (Series 1988B)
                 Weekly VRDNs (Seacord Corporation)/

                (Credit Commercial De France, Paris LOC)                                    350,000
    550,000      South Carolina Job Development Authority, (Series 1990) Weekly
                 VRDNs (NMFO Associates)/(Wachovia Bank & Trust Co. LOC)                    550,000
  1,100,000      South Carolina Job Development Authority, (Series 1990) Weekly
                 VRDNs (Old Claussen's Bakery)/(Wachovia Bank & Trust Co. LOC)            1,100,000
    650,000      South Carolina Job Development Authority, (Series 1990) Weekly
                 VRDNs (Rice Street Association)/(Wachovia Bank & Trust Co. LOC)            650,000
  1,105,000      South Carolina Job Development Authority, (Series B) Weekly
                 VRDNs

                (Osmose Wood Preserving)/(Credit Commercial De France, Paris LOC)         1,105,000
  3,410,000      York County, SC IDA, Industrial Development Revenue Bonds

                (Series1989) Weekly VRDNs (Sediver Inc)/

                (Banque Nationale de Paris LOC)                                           3,410,000
                 Total                                                                   23,065,000

                 SOUTH DAKOTA--4.1%

  9,465,000      South Dakota Housing Development Authority, Homeownership
                 Mortgage Bonds (1997 Series E) Weekly VRDNs (Westdeutsche

                 Landesbank Girozentrale LIQ)                                             9,465,000

 MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                  VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED

                 TENNESSEE--3.5%

 $1,500,000      Cheatham County, TN IDB, (Series 1997B) Weekly VRDNs

                 (Triton Boat Co.)/(First American National Bank, Nashville, TN       $   1,500,000
                 LOC)
    300,000      Collierville, TN IDB, Industrial Development Revenue Bonds
                 (Series 1994) Weekly VRDNs (Ardco, Inc.)/(Harris Trust & Savings
                 Bank, Chicago LOC)                                                         300,000
    200,000      Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly
                 VRDNs (Florida Steel Corp.)/(Nationsbank, N.A., Charlotte LOC)             200,000
  1,800,000      Knox County, TN IDB, (Series 1996) Weekly VRDNs

                (Health Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)            1,800,000
  3,200,000      Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)
                 Weekly

                 VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank, Atlanta            3,200,000
                 LOC)
  1,000,000      South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs

                (Lodge Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)          1,000,000
                Total                                                                     8,000,000
                 TEXAS--17.3%

  8,000,000     Brazos River Authority, TX, (Series 1996C) Daily VRDNs
               (Texas Utilities Electric Co.)/(AMBAC INS)/

               (Bank of New York, New York LIQ)                                           8,000,000
 10,100,000     Gulf Coast, TX Waste Disposal Authority, (Series 1993)
                Daily VRDNs (Amoco Corp.)                                                10,100,000
  5,500,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994)
                Daily VRDNs (Amoco Corp.)                                                 5,500,000
 16,500,000     Harris County, TX HFDC, Unit Priced Demand Adjustable Revenue
                Bonds (Series 1997B) Daily VRDNs (St. Luke's Episcopal
                Hospital)/

               (Morgan Guaranty Trust Co., New York, Nationsbank of Texas,

                N.A. and Toronto-Dominion Bank LIQs)                                     16,500,000
                Total                                                                    40,100,000


 MUNICIPAL OBLIGATIONS FUND


PRINCIPAL

    AMOUNT                                                                                  VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED

                 UTAH--0.3%

 $  800,000      Utah State Board of Regents, Student Loan Revenue Bonds
                (Series 1993A) Weekly VRDNs (Student Loan Marketing

                 Association LOC)                                                       $    800,000
                 VIRGINIA--6.8%

  7,000,000      Alexandria, VA Redevelopment and Housing Authority Weekly
                 VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of America

                INS)/(Barclays Bank PLC, London LIQ)                                       7,000,000
  4,000,000     Halifax, VA IDA, MMMs, PCR, 3.85% CP (Virginia Electric Power
                Co.),

                Mandatory Tender 8/13/1997                                                 4,000,000
  2,500,000    Richmond, VA Redevelopment & Housing Authority Weekly VRDNs
               (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank

               Girozentrale LOC)                                                           2,500,000
  2,160,000     Richmond, VA Redevelopment & Housing Authority, (Series B-5)
                Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische

                Landesbank Girozentrale LOC)                                               2,160,000
               Total                                                                      15,660,000

                 WASHINGTON--3.2%

 7,500,000      Port of Moses Lake, WA Public Corp., Industrial Revenue Bonds
               (Series 1997) Weekly VRDNs (National Frozen Foods Corp.

               Project)/

              (Bank of America NT and SA, San Francisco LOC)                               7,500,000
               WEST VIRGINIA--0.5%
 1,100,000     Fayette County, WV, Solid Waste Disposal Facility Revenue Bonds
              (Series 1995) Weekly VRDNs (Georgia-Pacific Corp.)/
              (Industrial Bank of Japan Ltd., Tokyo LOC)                                   1,100,000

 MUNICIPAL OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                   VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED

 WISCONSIN--0.9%

 $ 2,100,000   Sun Prairie, WI Area School District, 4.25% TRANs, 8/22/1997            $   2,100,536
                        TOTAL SHORT-TERM MUNICIPALS                                      230,144,031
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                       $ 230,144,031

Securities that are subject to Alternative Minimum Tax represent 81.5% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31 1997, the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (Unaudited)

FIRST TIER SECOND TIER

95.65%       4.35%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($231,576,359) at July 31, 1997.

MUNICIPAL OBLIGATIONS FUND

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation

BANs --Bond Anticipation Notes

CP --Commercial Paper

CSD --Central School District

EDA --Economic Development Authority

GTD --Guaranty

HEFA --Health and Education Facilities Authority

HFA --Housing Finance Authority

HFDC --Health Facility Development Corporation

IDA --Industrial Development Authority

IDB --Industrial Development Bond

IDRB --Industrial Development Revenue Bond

INS --Insured

INV --Investment Agreement

LIQ --Liquidity Agreement

LOC --Letter of Credit

MBIA --Municipal Bond Investors Assurance

MMMs --Money Market Municipals

PCR --Pollution Control Revenue

PLC --Public Limited Company

TOBs --Tender Option Bonds

TRANs --Tax and Revenue Anticipation Notes

VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)


 ASSETS:

 Total investments in securities, at amortized cost and value                          $230,144,031
 Cash                                                                                       805,571
 Income receivable                                                                        1,234,185
   Total assets                                                                         232,183,787

 LIABILITIES:

 Income distribution payable                                             $  594,038
 Accrued expenses                                                            13,390
   Total liabilities                                                                        607,428
 NET ASSETS for 231,552,030 shares outstanding                                         $231,576,359

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $215,384,782 / 215,360,453 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $8,738,818 / 8,738,818 shares outstanding                                                    $1.00
 INSTITUTIONAL CAPITAL SHARES:

 $7,452,759 / 7,452,759 shares outstanding                                                    $1.00

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                 $ 3,710,652

 EXPENSES:

 Investment advisory fee                                                    $   198,907
 Administrative personnel and services fee                                       91,722
 Custodian fees                                                                  15,127
 Transfer and dividend disbursing agent fees and expenses                        27,097
 Directors'/Trustees' fees                                                        1,675
 Auditing fees                                                                    6,468
 Legal fees                                                                       2,199
 Portfolio accounting fees                                                       40,687
 Shareholder services fee -- Institutional Shares                               231,590
 Shareholder services fee -- Institutional Service Shares                         6,444
 Shareholder services fee -- Institutional Capital Shares                        10,517
 Share registration costs                                                        21,644
 Printing and postage                                                             9,095
 Insurance premiums                                                               2,002
 Miscellaneous                                                                    1,583
     Total expenses                                                             666,757
 Waivers and reimbursements --
     Waiver of investment advisory fee $ (198,907) Waiver of
     shareholder services fee -- Institutional Shares (231,590) Waiver of shareholder services fee -- Institutional Capital Shares
     (6,310) Reimbursement of other operating expenses by the adviser
     (34,589)

         Total waivers and reimbursements                                     (471,396)
                 Net expenses                                                                 195,361
                  Net investment income                                                   $ 3,515,291

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS


                                             SIX MONTHS

                                                ENDED                     YEAR ENDED
                                             (UNAUDITED)                  JANUARY 31,

                                            JULY 31, 1997                    1997
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                         $ 3,515,291                  $ 6,313,403
 Net realized gain (loss) on investments                --                      (32,313)
  Change in net assets resulting from            3,515,291                    6,281,090
  operations
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income

  Institutional Shares                         (3,283,769)                  (6,272,384)
  Institutional Service Shares                    (90,073)                          (4)
  Institutional Capital Shares                   (141,449)                      (4,848)
  Class C Shares                                        --                     (36,167)
  Change in net assets resulting from
  distributions to
  shareholders                                 (3,515,291)                  (6,313,403)
 CAPITAL CONTRIBUTION--                                 --                       32,313
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                1,962,357,559                3,319,509,601
 Net asset value of shares issued to
 shareholders in payment of

 distributions declared                            771,097                    1,279,467
 Cost of shares redeemed                   (1,891,114,075)               (3,298,316,597)
  Change in net assets resulting from           72,014,581                   22,472,471
  share transactions
  Change in net assets                          72,014,581                   22,472,471
 NET ASSETS:

 Beginning of period                           159,561,778                  137,089,307
 End of period                               $ 231,576,359                $ 159,561,778

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                               ENDED
                                            (UNAUDITED)

                                             JULY 31,                        YEAR ENDED

                                                                            JANUARY 31,

                                               1997       1997     1996         1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00   $ 1.00    $ 1.00        $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                         0.02     0.04      0.04          0.03       0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income     (0.02)   (0.04)    (0.04)        (0.03)     (0.02)
  Distributions from net realized gains         --         --     (0.00)**        --           --
  (loss)

 TOTAL DISTRIBUTIONS                           (0.02)   (0.04)    (0.04)        (0.03)     (0.02)
 NET ASSET VALUE, END OF PERIOD               $ 1.00   $ 1.00    $ 1.00        $ 1.00     $ 1.00
 TOTAL RETURN(B)                                1.80%    3.56%     4.03%         3.04%      2.46%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                      0.18%*   0.18%     0.18%         0.15%      0.13%*
  Net investment income                         3.54%*   3.48%     3.95%         2.86%      2.53%*
  Expense waiver/reimbursement(c)               0.49%*   0.20%     0.12%         0.16%      0.38%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)   $215,385   $159,561   $135,120      $93,595    $350,975

* Computed on an annualized basis.

** Amount represents less than $0.0001 per share.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS

                                                                     ENDED

                                                                  (UNAUDITED)        YEAR ENDED
                                                                    JULY 31,         JANUARY 31,

                                                                      1997             1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.00             $ 1.00

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                               0.02               0.03
 LESS DISTRIBUTIONS

  Distributions from net investment income                           (0.02)             (0.03)
 NET ASSET VALUE, END OF PERIOD                                     $ 1.00             $ 1.00
 TOTAL RETURN(B)                                                      1.67%              3.31%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                            0.43%*             0.43%*
  Net investment income                                               3.49%*             3.08%*
  Expense waiver/reimbursement(c)                                     0.24% *            0.21%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                          $ 8,739             $ 0.30

* Computed on an annualized basis.

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   SIX MONTHS

                                                                     ENDED

                                                                  (UNAUDITED)        YEAR ENDED
                                                                    JULY 31,         JANUARY 31,

                                                                      1997             1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00             $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                0.02               0.03
 LESS DISTRIBUTIONS

  Distributions from net investment income                            (0.02)             (0.03)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00             $ 1.00
 TOTAL RETURN(B)                                                       1.74%              3.42%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                             0.30%*             0.30%*
  Net investment income                                                3.36%*             2.90%*
  Expense waiver/reimbursement(c)                                      0.38%*             0.35%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                           $ 7,453             $ 0.30

* Computed on an annualized basis.

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MUNICIPAL OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. As of November 15, 1996, the Fund's Class C Shares were no longer operational.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

MUNICIPAL OBLIGATIONS FUND

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $231,576,359. Transactions in shares were as follows:


                                                                      SIX MONTHS      YEAR ENDED
                                                                        ENDED         JANUARY 31,

 INSTITUTIONAL SHARES                                               JULY 31, 1997        1997
 Shares sold                                                          1,690,746,562   3,310,319,398
 Shares issued to shareholders in payment of distributions                  735,026       1,275,572
 declared

 Shares redeemed                                                    (1,635,657,986) (3,287,154,333)
  Net change resulting from Institutional Shares transactions            55,823,602      24,440,637



                                                                      SIX MONTHS      YEAR ENDED
                                                                        ENDED         JANUARY 31,

 INSTITUTIONAL SERVICE SHARES                                       JULY 31, 1997        1997
 Shares sold                                                            148,658,436             300
 Shares issued to shareholders in payment of distributions                   36,068               1
 declared

 Shares redeemed                                                      (139,955,985)           (102)
  Net change resulting from Institutional Service Shares                  8,738,519             199
  transactions


                                                                      SIX MONTHS      YEAR ENDED
                                                                        ENDED         JANUARY 31,

 INSTITUTIONAL CAPITAL SHARES                                       JULY 31, 1997        1997
 Shares sold                                                            122,952,561       5,039,630
 Shares issued to shareholders in payment of distributions                        3           3,892
 declared

 Shares redeemed                                                      (115,500,104)     (5,043,323)
  Net change resulting from Institutional Capital Shares                  7,452,460             199
  transactions

MUNICIPAL OBLIGATIONS FUND


                                                                         SIX MONTHS     YEAR ENDED
                                                                            ENDED      JANUARY 31,

 CLASS C SHARES                                                         JULY 31, 1997    1997(A)
 Shares sold                                                                  --       4,150,273
 Shares issued to shareholders in payment of distributions declared           --               2
 Shares redeemed                                                              --      (6,118,839)
  Net change resulting from Class C Shares transactions                       --      (1,968,564)
   Net change resulting from share transactions                          72,014,581    22,472,471

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management, Inc. (the "Former Adviser") served as the Fund's investment adviser.

CAPITAL CONTRIBUTION -- The Former Adviser made a capital contribution to the Fund on November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.

This transaction resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. FServ became the Fund's administrator on November 15, 1996. Prior to November 15, 1996, First Data Investors Services Group, Inc. ("FDISG") served as the Fund's administrator.

DISTRIBUTION SERVICES FEE -- Pursuant to Rule 12b-1 under the Act, as amended, the Fund had adopted Distribution Agreements ("Service Agreements") with institutional investors such as banks, savings and loan associations and other financial institutions with respect to the Fund's former Class B Shares, Class C Shares and Class E Shares. All such Service Agreements were terminated effective November 15, 1996. Prior to November 15, 1996, Lehman Brothers, Inc., acted as the Fund's distributor.

MUNICIPAL OBLIGATIONS FUND

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. FSS became the Fund's shareholder servicing agent on November 15, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

FSSC became the Fund's transfer and dividend disbursing agent on November 15, 1996. Prior to November 15, 1996 FDISG served as the
Fund's transfer and dividend disbursing agent.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

Gregor F. Meyer

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue

Chairman

J. Christopher Donahue

President

Edward C. Gonzales

Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher

Vice President

J. Crilley Kelly

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MUNICIPAL

OBLIGATIONS

FUND

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

JULY 31, 1997

[Graphic]

Federated Securities Corp., Distributor

Cusip 608912309

Cusip 608912101

Cusip 608912200

G01999-05 (9/97)

[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II. The Report covers the six-month period ended July 31, 1997. It begins with the fund's investment review, followed by a complete list of holdings and the financial statements.

The fund continues to put your ready cash to work pursuing daily income and stability of principal* while giving you easy access to your money. At the end of the period, the fund's assets were invested in a well-diversified portfolio of high quality money market securities.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares, Institutional Service Shares and
Institutional Capital Shares totaled $0.03 per share. Net assets in the fund reached $1.4 billion at the period's end.

Thank you for keeping your cash working hard through Prime Cash
Obligations Fund. We welcome your questions and comments.

Sincerely,
[Graphic]

J. Christopher Donahue
President
September 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

  government.

INVESTMENT REVIEW

Prime Cash Obligations Fund invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

For the first quarter of 1997, nearly all economic statistics showed that an economic growth spurt continued. Private sector job gains along with some acceleration in wage gains supported both hefty retail sales and an uptick in the saving rate. Consumer confidence continued upward to 126.5%, while the manufacturing sector has held its own as evidenced by the capacity utilization rate of 83.5%. In the second quarter of 1997, however, the consumer seems to have briefly stepped to the sidelines despite the unemployment rate reaching a 20-year low of 4.8%.

Although economic growth kept pace, inflation remained benign. Overall the consumer price index rose just 1.4% during the reporting period while the producer price index actually declined 3.4% on an annualized basis. Energy prices drastically declined during the period, while news on the wage inflation front was also positive. The employment cost index during the first quarter rose just 0.8% and is expected to have risen 0.7% for the second quarter.

Thirty-day commercial paper started the period at 5.35% on February 1, 1997, rose as high as 5.60% in late March, near the time the Federal Reserve Board (the "Fed") raised rates on March 25, 1997. Since that time, 30-day commercial paper has been trading in a 5.55% - 5.60% range.

The Fed raised the target Federal Funds rate on March 25, 1997, from 5.25% to 5.50% in order to prevent a rise in inflation. The increase was largely anticipated and had been reflected prior to the actual increase.

The target average maturity range for Prime Cash Obligations Fund remained in the 35-45 day target range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended July 31, 1997, the net assets of the fund decreased from $2,034.6 to $1,418.6 million while the 7-day net yield for the fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares increased from 5.27% to 5.51%, 5.02% to 5.26% and 5.15% to 5.39%, respectively.* The effective average maturity of the fund on July 31, 1997 was 47 days.

* Past performance is not indicative of future results. Yield will vary.

PRIME CASH OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 SHORT-TERM NOTES--14.6%

                          BANKING--4.2%

 $             6,000,000  BankBoston, N.A., 6.040%, 7/17/1998                                            $         6,000,000
              24,500,000 (b)SALTS II Cayman Islands Corp., (Bankers Trust Int'l Swap Agmt.)
                          5.863%, 9/18/1997                                                                       24,500,000
              20,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust International,
                          PLC Swap Agreement), 5.944%, 1/23/1998                                                  20,000,000
               9,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust Int'l Swap Agmt.)
                          6.065%, 12/18/1997                                                                       9,000,000
                           Total                                                                                  59,500,000

                          BROKERAGE--3.5%

              50,000,000 (b)Goldman Sachs & Co., 5.670%, 10/28/1997                                               50,000,000
                          FINANCE - AUTOMOTIVE--2.1%
              12,690,615  Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998                              12,690,615
              14,222,912  Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998                              14,222,912
               3,191,420  Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997                                  3,191,327
                           Total                                                                                  30,104,854
                          FINANCE - COMMERCIAL--2.3%

              10,000,000  Beta Finance, Inc., 6.080%, 3/26/1998                                                   10,000,000
              11,000,000  Beta Finance, Inc., 6.160%, 5/12/1998                                                   11,000,000
              10,000,000  Beta Finance, Inc., 6.260%, 4/30/1998                                                   10,000,000
               2,338,317 (b)Cargill Lease Receivables Trust 1996-A, Class A-1, 5.613%,

                          12/20/1997                                                                               2,338,317
                           Total                                                                                  33,338,317

                          FINANCE - EQUIPMENT--1.9%

              10,832,858  Caterpillar Financial Asset Trust 1997-A, 5.791%, 5/25/1998                             10,832,858
              15,505,801  Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998                               15,505,801
                           Total                                                                                  26,338,659


PRIME CASH OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 SHORT-TERM NOTES--CONTINUED

                          INSURANCE--0.6%

 $             5,266,313  WFS Financial Owner Trust 1997-A, (FSA Gtd.) 5.630%, 3/20/1998                 $         5,266,313
               2,720,078  Olympic Automobile Receivables Trust 1997-A, (FSA Gtd.) 5.500%,
                          3/15/1998                                                                                2,720,078
                           Total                                                                                   7,986,391
                           TOTAL SHORT-TERM NOTES                                                                207,268,221
 CERTIFICATE OF DEPOSIT--3.2%

                          BANKING--3.2%

              46,000,000  Societe Generale, Paris, 5.430% - 6.140%, 8/18/1997 - 7/23/1998                         45,993,934
 (A)COMMERCIAL PAPER--40.3%
                          BANKING--12.4%

              27,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey National

                          Bank PLC, London), 5.413% - 5.814%, 8/12/1997 - 10/1/1997                               26,920,638
              10,000,000  Abbey National Treasury Services, PLC, 6.050%, 6/8/1998                                  9,993,241
              10,000,000  Australia & New Zealand ANZ (Delaware), Inc., (Guaranteed by
                          Australia & New Zealand Banking Group, Melbourne), 5.814%,

                          11/17/1997                                                                               9,830,500
              18,000,000  Bank of Nova Scotia, Toronto, 5.709%, 8/26/1997                                         17,929,625
              25,000,000  Canadian Imperial Holdings, Inc., (Guaranteed by Canadian

                          Imperial Bank of Commerce, Toronto), 5.435%, 8/27/1997                                  24,904,486
              25,000,000  Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S),
                          5.858%, 11/26/1997                                                                      24,537,688

               7,000,000  National Australia Funding, Inc., (Guaranteed by National

                          Australia Bank, Ltd., Melbourne), 5.613%, 9/16/1997                                      6,951,163
              15,000,000  Societe Generale North America, Inc., (Guaranteed by Societe
                          Generale, Paris), 5.604%, 9/10/1997                                                     14,909,167
              25,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                          Handelsbanken, Stockholm), 5.761% - 5.846%, 9/25/1997 -

                          11/13/1997                                                                              24,715,431


PRIME CASH OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 (A)COMMERCIAL PAPER--CONTINUED
                          BANKING--CONTINUED

 $            15,000,000  Toronto Dominion Holdings (USA), Inc., (Guaranteed by
                          Toronto-Dominion Bank), 5.816%, 10/6/1997                                      $        14,844,625
                           Total                                                                                 175,536,564
                          BROKERAGE--2.5%

              35,000,000  Merrill Lynch & Co., Inc., 5.659%, 9/15/1997                                            34,755,875
                          FINANCE - COMMERCIAL--17.0%
              25,000,000  Asset Securitization Cooperative Corp., 5.711%, 8/12/1997                               24,956,993
              50,500,000  Beta Finance, Inc., 5.413% - 5.888%, 8/7/1997 - 11/14/1997                              50,287,576
              27,000,000  CXC, Inc., 5.609%, 10/15/1997                                                           26,688,938
              20,000,000  Falcon Asset Securitization Corp., 5.413%, 8/19/1997                                    19,947,300
              19,000,000  General Electric Capital Corp., 5.440%, 8/6/1997                                        18,986,014
              24,813,000  Greenwich Funding Corp., 5.779%, 9/22/1997                                              24,610,140
              20,000,000  PREFCO-Preferred Receivables Funding Co., 5.478%, 8/14/1997                             19,961,506
              56,340,000  Receivables Capital Corp., 5.564% - 5.587%, 9/9/1997 - 9/12/1997                        55,987,948
                           Total                                                                                 241,426,415
                          FINANCE - RETAIL--4.9%
              70,000,000  Associates Corp. of North America, 5.596% - 5.851%, 8/1/1997 -
                          10/28/1997                                                                              69,679,397
                          OIL & OIL FINANCE--1.4%

              20,000,000  Koch Industries, Inc., 5.901%, 8/1/1997                                                 20,000,000
                          PHARMACEUTICALS AND HEALTH CARE--2.1%
              30,000,000  Glaxo Wellcome PLC, 5.692%, 9/11/1997                                                   29,808,325
                           TOTAL COMMERCIAL PAPER                                                                571,206,576
 (C)VARIABLE RATE OBLIGATIONS--17.6%

                          BANKING--11.7%

               2,000,000  Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank

                          Minnesota, Minneapolis LOC), 5.970%, 8/7/1997                                            2,000,000


PRIME CASH OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
                          BANKING--CONTINUED

 $             2,250,000  Beech Grove, IN, Series 1997, Poster Display Co., (Bank One,
                          Indianapolis, IN LOC), 5.600%, 8/7/1997                                        $         2,250,000
               2,250,000  C. W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project,
                          (Huntington National Bank, Columbus, OH LOC), 5.620%,

                          8/7/1997                                                                                 2,250,000
               2,945,000  Casna Limited Partnership, Series 1997, (Huntington National
                          Bank, Columbus, OH LOC), 5.620%, 8/7/1997                                                2,945,000
               2,000,000  Chestnut Hills Apartments, Ltd., (Huntington National Bank,
                          Columbus, OH LOC), 5.670%, 8/7/1997                                                      2,000,000
               1,500,000  Children's Defense Fund, (First National Bank of Maryland,
                          Baltimore LOC), 5.876%, 8/5/1997                                                         1,500,000
               2,500,000  Clarksville, IN, Series 1997, Metal Sales Manf., (Star Bank, N.A.,
                          Cincinnati LOC), 5.690%, 8/7/1997                                                        2,500,000
               6,970,000  Franklin County, OH, Series 1997, (Edison Wielding, Huntington
                          National Bank, Columbus, OH LOC), 5.740%, 8/7/1997                                       6,970,000
              12,500,000  Georgetown, KY Educational Institution, Series 1997-A, (Bank
                          One, Kentucky LOC), 5.640%, 8/7/1997                                                    12,500,000
               5,900,000  IT Spring Wire, LLC, Series 1997, (Fifth Third Bank, Cincinnati
                          LOC), 5.620%, 8/7/1997                                                                   5,900,000
               1,250,000  Jefferson County, KY, Series 1997, Advanced Filtration Concepts,
                          Inc., (Bank One, Kentucky LOC), 5.690%, 8/7/1997                                         1,250,000
               2,000,000  Kit Carson County, CO, Midwest Farms Project, (Norwest Bank
                          Minnesota, Minneapolis LOC), 5.700%, 8/6/1997                                            2,000,000
              85,000,000  Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche
                          Landesbank Girozentrale Swap Agreement), 5.680%, 8/15/1997                              85,000,000
              10,000,000  Mississippi Business Finance Corp., Kohler Project, (Wachovia
                          Bank of Georgia N.A., Atlanta LOC), 5.750%, 8/7/1997                                    10,000,000
               5,000,000  New Jersey EDA, Morey Organization, Inc., Project Series 1997,
                          (Corestates Bank N.A., Philadelphia, PA LOC), 5.750%, 8/6/1997                           5,000,000

PRIME CASH OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
                          BANKING--CONTINUED

 $             3,310,000  Oklahoma County Ind. Authority, Fred Jones Manufacturing Co.
                          Project, (Texas Commerce Bank, N.A., Houston LOC), 6.000%,
                          10/1/1997                                                                      $         3,310,000
               9,233,218  Rabobank Optional Redemption Trust, Series 1997-101, 5.750%,
                          8/15/1997                                                                                9,233,218
               4,125,000  Solon Properties, LLC, (Huntington National Bank, Columbus,
                          OH LOC), 5.620%, 8/7/1997                                                                4,125,000
               1,250,000  TDB Realty, Ltd., (Huntington National Bank, Columbus,
                          OH LOC), 5.620%, 8/7/1997                                                                1,250,000
               3,360,000  Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington National
                          Bank, Columbus, OH LOC), 5.620%, 8/7/1997                                                3,360,000
                           Total                                                                                 165,343,218

                          INSURANCE--5.9%

              49,307,961  Liquid Asset Backed Securities Trust, Series 1997-3, Senior Note,
                          (Westdeutsche Landesbank Girozentrale Swap Agreement,

                          Guaranteed by AMBAC), 5.751%, 9/27/1997                                                 49,307,961
              25,000,000  Transamerica Life Insurance and Annuity Co., (Transamerica
                          Life Insurance and Annuity Co. LOC), 5.781%, 9/26/1997                                  25,000,000
              10,000,000 (b)Travelers Insurance Company, 5.841%, 8/20/1997                                        10,000,000
                           Total                                                                                  84,307,961
                           TOTAL VARIABLE RATE OBLIGATIONS                                                       249,651,179

 TIME DEPOSIT--3.5%

                          BANKING--3.5%

              50,000,000  Royal Bank of Canada, Montreal, 5.813%, 8/1/1997                                        50,000,000
 (D)REPURCHASE AGREEMENTS--21.0%
              50,000,000  Chase Government Securities, Inc., 5.870%, dated 7/31/1997,

                          due 8/1/1997                                                                            50,000,000
              60,000,000  Goldman Sachs Group LP, 5.850%, dated 7/31/1997, due
                          8/1/1997                                                                                60,000,000


PRIME CASH OBLIGATIONS FUND


  PRINCIPAL

    AMOUNT                                                                                                       VALUE

 (D)REPURCHASE AGREEMENTS--21.0%

 $            50,000,000  Greenwich Capital Markets, Inc., 5.850%, dated 7/31/1997,
                          due 8/1/1997                                                                   $        50,000,000
              58,000,000  HSBC Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                            58,000,000
              70,000,000  Toronto Dominion Securities (USA) Inc., 5.850%, dated 7/31/1997,
                          due 8/1/1997                                                                            70,000,000
               9,400,000  UBS Securities, Inc., 5.770%, dated 7/31/1997, due 8/1/1997                              9,400,000
                           TOTAL REPURCHASE AGREEMENTS                                                           297,400,000
                           TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                      $     1,421,519,910

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $113,500,000 which represents 8.0% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,418,614,774) at July 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
EDA --Economic Development Authority
LOC --Letter of Credit
LP --Limited Partnership
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)


 ASSETS:

 Total investments in securities, at amortized cost and value                                  $ 1,421,519,910
 Cash                                                                                                  391,545
 Income receivable                                                                                   3,133,634
  Total assets                                                                                   1,425,045,089

 LIABILITIES:

 Income distribution payable                                                         6,277,679
 Accrued expenses                                                                      152,636

  Total liabilities                                                                                  6,430,315
 NET ASSETS for 1,418,614,774 shares outstanding                                               $ 1,418,614,774
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $956,907,082 / 956,907,082 shares outstanding                                                           $1.00
 INSTITUTIONAL SERVICE SHARES:
 $442,158,800 / 442,158,800 shares outstanding                                                           $1.00
 INSTITUTIONAL CAPITAL SHARES:

 $19,548,892 / 19,548,892 shares outstanding                                                             $1.00

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                        $    46,004,837
 EXPENSES:

 Investment advisory fee                                                         $     1,667,837
 Administrative personnel and services fee                                               629,609
 Custodian fees                                                                           75,979
 Transfer and dividend disbursing agent fees and expenses                                 22,437
 Directors'/Trustees' fees                                                                 7,160
 Auditing fees                                                                             3,967
 Legal fees                                                                                6,282
 Portfolio accounting fees                                                                89,972
 Shareholder services fee--Institutional Shares                                        1,516,109
 Shareholder services fee--Institutional Service Shares                                  539,395
 Shareholder services fee--Institutional Capital Shares                                   29,293
 Share registration costs                                                                 14,495
 Printing and postage                                                                      8,433
 Insurance premiums                                                                       11,872
 Taxes                                                                                     8,626
 Miscellaneous                                                                             6,457
     Total expenses                                                                    4,637,923
 Waivers--

     Waiver of investment advisory fee                            $  (1,013,037)
     Waiver of shareholder services fee--
     Institutional Shares                                            (1,516,109)
     Waiver of shareholder services fee--

     Institutional Capital Shares                                       (17,575)
         Total waivers                                                                (2,546,721)
                 Net expenses                                                                          2,091,202
                   Net investment income                                                         $    43,913,635

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                  SIX MONTHS

                                                                    ENDED

                                                                 (UNAUDITED)        YEAR ENDED
                                                                JULY 31, 1997    JANUARY 31, 1997

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                        $      43,913,635 $      149,363,883
 Net realized gain (loss) on investments                                     --           (930,171)
  Change in net assets resulting from operations                     43,913,635        148,433,712
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                              (32,224,947)      (131,246,169)
  Institutional Service Shares                                      (11,112,436)       (16,786,956)
  Institutional Capital Shares                                         (576,252)          (861,359)
  Class C Shares                                                             --           (489,156)
  Change in net assets resulting from distributions to

  shareholders                                                      (43,913,635)      (149,383,640)
 CAPITAL CONTRIBUTION                                                        --          1,107,973
 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                    11,356,371,773     44,315,024,567
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                           17,912,471         70,429,183
 Cost of shares redeemed                                        (11,990,253,246)   (46,619,754,483)
  Change in net assets resulting from share transactions           (615,969,002)    (2,234,300,733)
  Change in net assets                                             (615,969,002)    (2,234,142,688)
 NET ASSETS:

 Beginning of period                                              2,034,583,776      4,268,726,464
 End of period                                                $   1,418,614,774 $    2,034,583,776

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   SIX MONTHS

                                                      ENDED
                                                   (UNAUDITED)

                                                    JULY 31,                   YEAR ENDED JANUARY 31,
                                                     1997         1997           1996          1995        1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                0.03          0.05          0.06         0.04          0.03
 LESS DISTRIBUTIONS

  Distributions from net investment income            (0.03)        (0.05)        (0.06)       (0.04)        (0.03)
 NET ASSET VALUE, END OF PERIOD                      $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00
 TOTAL RETURN(B)                                       2.69%         5.38%         6.08%        4.52%         3.14%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                             0.18%*        0.18%         0.17%        0.12%         0.11%*
  Net investment income                                5.31%*        5.25%         5.90%        4.30%         3.16%*
  Expense waiver/reimbursement(c)                      0.37%*        0.14%         0.08%        0.13%         0.22%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)          $956,907    $1,572,912    $3,919,186   $1,538,802    $2,866,353

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     SIX MONTHS

                                                        ENDED
                                                    (UNAUDITED)

                                                      JULY 31,                 YEAR ENDED JANUARY 31,
                                                        1997          1997        1996         1995        1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.00       $ 1.00      $ 1.00      $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                   0.03         0.05        0.06        0.04           0.01
 LESS DISTRIBUTIONS

  Distributions from net investment income               (0.03)       (0.05)      (0.06)      (0.04)         (0.01)
 NET ASSET VALUE, END OF PERIOD                         $ 1.00       $ 1.00      $ 1.00      $ 1.00         $ 1.00
 TOTAL RETURN(B)                                          2.56%        5.11%       5.83%       4.21%          0.99%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                0.44%*       0.43%       0.42%       0.37%         0.36%*
  Net investment income                                   5.15%*       5.02%       5.65%       4.05%         2.91%*
  Expense waiver/reimbursement(c)                         0.12%*       0.14%       0.08%       0.13%         0.22%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)             $442,159     $412,762    $324,474    $342,673      $350,666

* Computed on an annualized basis.

(a) Reflects operations for the period from September 2, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                                 ENDED

                              (UNAUDITED)

                                                           JULY 31,              YEAR ENDED JANUARY 31,
                                                             1997         1997         1996           1995(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00      $ 1.00       $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                        0.03        0.05         0.06         0.02
 LESS DISTRIBUTIONS

  Distributions from net investment income                    (0.03)      (0.05)       (0.06)       (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00      $ 1.00       $ 1.00       $ 1.00
 TOTAL RETURN(B)                                               2.63%       5.23%        5.94%        1.66%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                     0.29%*      0.32%        0.32%        0.27%*
  Net investment income                                        4.92%*      5.00%        5.75%        4.15%*
  Expense waiver/reimbursement(c)                              0.26%*      0.18%        0.08%        0.12%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                   $19,549     $48,910      $11,811       $8,318

* Computed on an annualized basis.

(a) Reflects operations for the period from October 6, 1994 (date of initial public offering) to January 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME CASH OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. As of November 15, 1996, the Fund's Class C Shares were no longer operational.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  PRIME CASH OBLIGATIONS FUND

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

  Additional information on each restricted security held at July 31, 1997 is as follows:

   SECURITY                            ACQUISITION DATE    ACQUISITION COST
   Goldman Sachs & Co.                     7/28/1997         $50,000,000
   Salts II Cayman Islands Corp.           6/11/1997          24,500,000
   Salts III Cayman Island Corp.            6/5/1997           9,000,000

   Salts III Cayman Island Corp.
   (Bankers Trust International,

   PLC Swap Agreement)                     7/23/1997          20,000,000
   Travelers Insurance Company             2/20/1997          10,000,000
   Cargill Lease Receivables Trust        12/17/1996           2,338,317

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares.

PRIME CASH OBLIGATIONS FUND

Transactions in shares were as follows:


                                                                                SIX MONTHS         YEAR ENDED
                                                                                   ENDED           JANUARY 31,

                                                                               JULY 31, 1997          1997
 INSTITUTIONAL SHARES                                                             SHARES             SHARES

 Shares sold                                                                   8,851,472,793      40,032,958,456
 Shares issued to shareholders in payment of distributions declared               17,323,242          69,513,711
 Shares redeemed                                                              (9,484,801,796)    (42,448,889,011)
  Net change resulting from Institutional Share transactions                    (616,005,761)     (2,346,416,844)
                                                                              SIX MONTHS         YEAR ENDED
                                                                                 ENDED           JANUARY 31,

                                                                             JULY 31, 1997          1997
 INSTITUTIONAL SERVICE SHARES                                                   SHARES             SHARES

 Shares sold                                                                   2,204,081,746       3,521,627,120
 Shares issued to shareholders in payment of distributions declared                  131,035              64,147
 Shares redeemed                                                              (2,174,815,839)     (3,433,416,889)
  Net change resulting from Institutional Service Share

  transactions                                                                    29,396,942          88,274,378
                                                                              SIX MONTHS         YEAR ENDED
                                                                                 ENDED           JANUARY 31,

                                                                             JULY 31, 1997          1997
 INSTITUTIONAL CAPITAL SHARES                                                   SHARES             SHARES

 Shares sold                                                                     300,817,234         730,851,647
 Shares issued to shareholders in payment of distributions declared                  458,194             756,768
 Shares redeemed                                                                (330,635,611)       (694,511,244)
  Net change resulting from Institutional Capital Shares

  transactions                                                                   (29,360,183)          37,097,171

 PRIME CASH OBLIGATIONS FUND

                                                                              SIX MONTHS         YEAR ENDED
                                                                                 ENDED           JANUARY 31,

                                                                             JULY 31, 1997         1997(A)

 CLASS C SHARES                                                                 SHARES             SHARES

 Shares sold                                                                              --          29,587,344
 Shares issued to shareholders in payment of distributions declared                       --              94,557
 Shares redeemed                                                                          --         (42,937,339)
  Net change resulting from Institutional Capital Shares

  transactions                                                                            --         (13,255,438)
  Net change resulting from share transactions                                 (615,969,002)      (2,234,300,733)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

At July 31, 1997, capital paid-in aggregated $1,418,614,774.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  CAPITAL CONTRIBUTION-- Lehman Brothers Global Asset Management,
  Inc., the Fund's former adviser, made a capital contribution to the Fund on November 15, 1996, of an amount equal to the accumalated net realized loss on investments balance carried by the Fund.

  This tranaction resulted in a permanent book and tax difference. As such, the paid-in capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  PRIME CASH OBLIGATIONS FUND

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PRIME CASH

OBLIGATIONS
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
DATED JULY 31, 1997

[Graphic]Federated Investors
Federated Securities Corp., Distributor

Cusip 608912887
Cusip 608912705
Cusip 608912804
G01999-04 (9/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II. The Report covers the six-month period ended July 31, 1997. It begins with the fund's investment review, followed by a complete list of holdings and the financial statements.

The fund continues to put your ready cash to work pursuing daily income and stability of principal* while giving you easy access to your money. At the end of the period, the fund's assets were invested in a well-diversified portfolio of high quality money market securities.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares, Institutional Service Shares and
Institutional Capital Shares totaled $0.03 per share. Net assets in the fund reached $968.7 million at the period's end.

Thank you for keeping your cash working hard through Prime Value
Obligations Fund. We welcome your questions and comments.

Sincerely,

[Graphic]

J. Christopher Donahue
President
September 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

  government.

INVESTMENT REVIEW

Prime Value Obligations Fund invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

For the first quarter of 1997, nearly all economic statistics showed that an economic growth spurt continued. Private sector job gains along with some acceleration in wage gains supported both hefty retail sales and an uptick in the saving rate. Consumer confidence continued upward to 126.5%, while the manufacturing sector has held its own as evidenced by the capacity utilization rate of 83.5%. In the second quarter of 1997, however, the consumer seems to have briefly stepped to the sidelines despite the unemployment rate reaching a 20-year low of 4.8%.

Although economic growth kept pace, inflation remained benign. Overall the consumer price index rose just 1.4% during the reporting period while the producer price index actually declined 3.4% on an annualized basis. Energy prices drastically declined during the period, while news on the wage inflation front was also positive. The employment cost index during the first quarter rose just 0.8% and is expected to have risen 0.7% for the second quarter.

Thirty-day commercial paper started the period at 5.35% on February 1, 1997, rose as high as 5.60% in late March near the time the Federal Reserve Board (the "Fed") raised rates on March 25, 1997. Since that time, 30-day commercial paper has been trading in a 5.55% - 5.60% range.

The Fed raised the target Federal Funds rate on March 25, 1997, from 5.25% to 5.50% in order to prevent a rise in inflation. The increase was largely anticipated and had been reflected prior to the actual increase.

The target average maturity range for Prime Value Obligations Fund remained in the 35-45 day range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended July 31, 1997, the net assets of the fund increased from $426.4 to $968.7 million while the 7-day net yield for the fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares increased from 5.31% to 5.62%, 5.06% to 5.37%, and 5.19% to 5.50%, respectively.* The effective average maturity of the Fund on July 31,

1997, was 45 days.

* Past performance is not indicative of future results. Yield will vary.

PRIME VALUE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)


  PRINCIPAL

   AMOUNT                                                                     VALUE

 SHORT-TERM NOTES--5.3%

                       FINANCE - AUTOMOTIVE--2.3%

 $          2,115,103  Chase Manhattan Auto Owner Trust 1997-A,          $    2,115,103
                       5.545%, 4/10/1998
           16,732,838  Chase Manhattan Auto Owner Trust 1997-B,              16,732,838
                       5.744%, 7/10/1998
            3,191,420  Ford Credit Auto Lease Trust 1996-1, 5.451%,           3,191,327
                       11/15/1997
                        Total                                                22,039,268
                       FINANCE - EQUIPMENT--1.9%
           18,242,119  Copelco Capital Funding Corp. X 1997-A, 5.809%,       18,242,119
                       7/20/1998

                       INSURANCE--1.1%

            5,500,988  Arcadia Auto Receivables Trust 1997-B, (FSA
                       GTD), 5.743%,

                       6/15/1998                                              5,500,988
            2,580,964  Olympic Automobile Receivables Trust 1997-A,
                       (FSA GTD), 5.500%,

                       3/15/1998                                              2,580,964
            2,633,156  WFS Financial Owner Trust 1997-A, (FSA GTD),           2,633,156
                       5.630%, 3/20/1998

                        Total                                                10,715,108
                        TOTAL SHORT-TERM NOTES                               50,996,495

 CERTIFICATES OF DEPOSIT--6.2%

                       BANKING--6.2%

            5,000,000  Australia & New Zealand Banking Group,
                       Melbourne, 5.420%,

                       8/20/1997                                              5,000,049
           10,000,000  MBNA America Bank, N.A., 5.740%, 9/2/1997             10,000,000
            5,000,000  National Australia Bank, Ltd., Melbourne,              5,000,003
                       5.505%, 8/6/1997
            5,000,000  Svenska Handelsbanken, Stockholm, 5.690%,              5,000,044
                       9/9/1997
           35,000,000  Societe Generale, Paris, 5.430% - 5.920%,             34,996,240
                       8/11/1997 - 7/16/1998
                        TOTAL CERTIFICATES OF DEPOSIT                        59,996,336


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 CORPORATE NOTES--5.8%

                       BANKING--3.7%

 $          6,000,000  BankBoston, N.A., 6.040%, 7/17/1998               $    6,000,000
           15,000,000 (b)SALTS II Cayman Islands Corp., (Bankers Trust
                      International

                       Swap Agreement), 5.863%, 9/18/1997                    15,000,000
           10,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust

                      International,

                       PLC Swap Agreement), 5.944%, 1/23/1998                10,000,000
            5,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust

                      International

                       Swap Agreement), 6.065%, 12/18/1997                    5,000,000
                        Total                                                36,000,000

                       BROKERAGE--2.1%

           20,000,000 (b)Goldman Sachs Group, LP, 5.670%, 10/28/1997         20,000,000
                        TOTAL CORPORATE NOTES                                56,000,000

 (A)COMMERCIAL PAPER--31.5%

                       BANKING--11.8%

            5,000,000  ABN AMRO Bank N.V., Amsterdam, 5.793%, 1/5/1998        4,877,235
           15,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey

                       National Bank

                       PLC, London), 5.419% - 5.869%, 8/21/1997 -            14,912,331
                       10/10/1997
            5,000,000  Bank of Nova Scotia, Toronto, 5.661%, 9/17/1997        4,963,575
           15,000,000  Canadian Imperial Holdings, Inc., (Guaranteed

                       by Canadian

                       Imperial Bank of Commerce, Toronto), 5.424% -
                       5.681%,
                       8/25/1997 - 10/1/1997                                 14,927,189
           15,000,000  Cregem North America, Inc., (Guaranteed by
                       Credit Communal

                       de Belgique, Brussles), 5.660% - 5.680%,              14,899,033
                       9/9/1997 - 9/22/1997
           18,000,000  Den Danske Corp., Inc., (Guaranteed by Den
                       Danske Bank A/S),

                       5.821% - 5.858%, 11/26/1997                           17,667,915
           10,000,000  Glencore Finance (Bermuda) Ltd., (Union Bank of
                       Switzerland
                       LOC), 5.680%, 9/11/1997                                9,936,222
            5,000,000  PEMEX Capital, Inc., (Swiss Bank Corp., Basle
                       LOC), 5.449%,
                       8/11/1997                                              4,992,632
            5,000,000  Societe Generale North America, Inc.,
                       (Guaranteed by Societe

                       Generale, Paris), 5.604%, 9/10/1997                    4,969,722


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (A)COMMERCIAL PAPER--CONTINUED
                       BANKING--CONTINUED

 $         15,000,000  Svenska Handelsbanken, Inc., (Guaranteed by
                       Svenska
                       Handelsbanken, Stockholm), 5.672% - 5.857%,

                       8/22/1997 -

                       12/2/1997                                         $   14,789,288
            3,000,000  Toronto Dominion Holdings (USA), Inc.,
                       (Guaranteed by Toronto-

                       Dominion Bank), 5.730%, 12/17/1997                     2,935,945
            5,000,000  Westpac Capital Corp., (Guaranteed by Westpac
                       Banking Corp.

                       Ltd.), 5.455%, 8/11/1997                               4,992,625
                        Total                                               114,863,712

                       BROKERAGE--3.2%

           31,000,000  Merrill Lynch & Co., Inc., 5.628% - 5.762%,           30,820,117
                       8/18/1997 - 10/6/1997
                       FINANCE - AUTOMOTIVE--0.4%
            4,000,000  General Motors Acceptance Corp., 5.953%,               3,935,136
                       11/10/1997
                       FINANCE - COMMERCIAL--12.2%
           17,000,000  Asset Securitization Cooperative Corp., 5.717%

                       - 5.825%,

                       8/18/1997 - 12/9/1997                                 16,728,377
           28,000,000  Beta Finance, Inc., 5.425% - 5.888%, 8/26/1997        27,708,878
                       - 12/2/1997

            3,000,000  CXC, Inc., 5.680%, 8/19/1997                           2,991,600
            8,000,000  Falcon Asset Securitization Corp., 5.580% -
                       5.736%, 8/20/1997 -

                       10/27/1997                                             7,924,596
           20,000,000  General Electric Capital Corp., 5.465% -
                       5.709%, 8/11/1997 -

                       1/15/1998                                             19,696,031
           25,000,000  Greenwich Funding Corp., 5.660% - 5.701%,             24,872,063
                       8/28/1997 - 9/12/1997

            5,000,000  PREFCO-Preferred Receivables Funding Co.,              4,957,299
                       5.669%, 9/25/1997
           13,000,000  Sheffield Receivables Corp., 5.660% - 5.681%,         12,920,794
                       9/5/1997 - 9/16/1997
                        Total                                               117,799,638
                       FINANCE - RETAIL--1.8%
            7,000,000  Associates Corp. of North America, 5.371%,             6,974,576
                       8/26/1997
           11,000,000  New Center Asset Trust, A1+/P1 Series, 5.465% -
                       5.690%,
                       8/4/1997 - 9/3/1997                                   10,957,530
                        Total                                                17,932,106


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (A)COMMERCIAL PAPER--CONTINUED
                       OIL & OIL FINANCE--2.1%

 $          5,000,000  Chevron Transport Corp., (Guaranteed by Chevron
                       Corp.), 5.702%,
                       8/14/1997                                         $    4,989,853
           15,000,000  Koch Industries, Inc., 5.901%, 8/1/1997               15,000,000
                        Total                                                19,989,853
                        TOTAL COMMERCIAL PAPER                              305,340,562
 (C)NOTES - VARIABLE--27.5%

                       BANKING--23.2%

            9,765,000  500 South Front St. L.P., Series A, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.650%, 8/7/1997                    9,765,000

            6,315,000  500 South Front St. L.P., Series B, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.650%, 8/7/1997                    6,315,000

            1,780,000  Alabama State IDA, (Nichols Research Corp.),
                       (SouthTrust Bank of
                       Alabama, Birmingham LOC), 5.680%, 8/8/1997             1,780,000
            5,000,000  American Seaway Foods, Inc., (KeyBank, N.A.
                       LOC), 5.750%,

                       8/8/1997                                               5,000,000

            2,440,000  Arapahoe Water & Sanitation District, Arapahoe
                       County, CO,
                       Series 1997 B, (Banque Nationale de Paris

                       (Canada) LOC), 6.000%,

                       12/1/1997                                              2,440,000
            5,850,000  Associated Materials, Inc., (KeyBank, N.A.             5,850,000
                       LOC), 5.750%, 8/8/1997

            1,895,000  Athens-Clarke County, GA IDA, Barrett Project
                       (Series 1995),
                       (Columbus Bank and Trust Co., GA LOC), 5.850%,         1,895,000
                       8/7/1997
           16,900,000  Beverly California Corp., (PNC Bank, N.A. LOC),       16,900,000
                       5.690%, 8/4/1997
           17,500,000  Beverly Hills Nursing Center, Inc., Medilodge
                       Project Series 1996,
                       (KeyBank, N.A. LOC), 5.700%, 8/7/1997                 17,500,000

            2,145,000  Bissett, William K. and Sheryl B., Multi-Option
                       Adjustable Rate
                       Notes, (Huntington National Bank, Columbus, OH

                       LOC), 5.650%,

                       8/7/1997                                               2,145,000
            3,400,000  Blackwell Investments, Inc., (Bank One,
                       Louisiana LOC), 5.690%,

                       8/7/1997                                               3,400,000
              800,000  Carmel, IN, Telamon Corp. Series 1996-C,
                       (Huntington National

                       Bank, Columbus, OH LOC), 5.750%, 8/7/1997                800,000

PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (C)NOTES - VARIABLE--CONTINUED
                       BANKING--CONTINUED

 $          2,500,000  Carmel, IN, Telamon Corp. Series A, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.750%, 8/7/1997               $    2,500,000
            1,100,000  Carmel, IN, Telamon Corp. Series B, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.750%, 8/7/1997                    1,100,000

            2,000,000  Chestnut Hills Apartments, Ltd., (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.670%, 8/7/1997                    2,000,000
            8,400,000  Cloquet, MN, Series 1996-B Potlach Corp.,
                       (Credit Suisse, Zurich

                       LOC), 5.700%, 8/6/1997                                 8,400,000

            5,518,000  Congregate Care Corp., (Union Bank of
                       California LOC), 5.830%,

                       8/6/1997                                               5,518,000

            1,405,000  Continental Commercial Properties, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.650%, 8/7/1997                    1,405,000

            2,260,000  Continental Downtown Properties, (Huntington
                       National Bank,
                       Columbus, OH LOC), 5.650%, 8/7/1997                    2,260,000
            6,000,000  Dellridge Care Center Limited Partnership,
                       Series 1997, (First

                       National Bank of Maryland, Baltimore LOC),             6,000,000
                       5.748%, 8/6/1997

            2,100,000  Hill Dental Co, Inc., (SouthTrust Bank of
                       Alabama, Birmingham

                       LOC), 5.680%, 8/8/1997                                 2,100,000
            8,660,000  International Processing Corp., (Bank One,
                       Kentucky LOC), 5.690%,

                       8/7/1997                                               8,660,000
            2,500,000  Jeffersonville, IN, Series 1997-B Wayne Steel,

                       Inc., (Bank One, Ohio,

                       N.A. LOC), 5.640%, 8/7/1997                            2,500,000
            6,200,000  Kenny, Donald R. and Cheryl A., Series 1997,
                       (Star Bank, N.A.,

                       Cincinnati LOC), 5.700%, 7/31/1997                     6,200,000
            4,000,000  Lake Sherwood Senior Living Center, LLC, (Union

                       Planters NB,

                       Memphis, TN LOC), 5.900%, 8/7/1997                     4,000,000
           15,000,000  Liquid Asset Backed Securities Trust, Series
                       1997-1, (Westdeutsche

                       Landesbank Girozentrale Swap Agreement),              15,000,000
                       5.680%, 8/15/1997

            4,500,000  Melberger, Clifford K. and Ruth B., (PNC Bank,
                       N.A. LOC), 5.690%,
                       8/4/1997                                               4,500,000
           12,000,000  National Funding Corp., Series 1994-A,
                       (American National Bank,

                       Chicago LOC), 5.560%, 8/7/1997                        12,000,000


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (C)NOTES - VARIABLE--CONTINUED
                       BANKING--CONTINUED

 $          2,285,000  Panorama Metropolitan District Arapahoe County,
                       CO, Taxable
                       Variable Rate Refunding Bonds, Series 1997,
                       (Banque Nationale de
                       Paris LOC), 5.800%, 12/1/1997                     $    2,285,000
              850,000  Pelham City, IDB, (Columbus Bank and Trust Co.,
                       GA LOC),
                       5.850%, 8/7/1997                                         850,000
            1,285,000  Pelham City, IDB, (Columbus Bank and Trust Co.,
                       GA LOC),
                       5.850%, 8/7/1997                                       1,285,000
            6,860,000  Pine Ridge Associates, LTD., (Mellon Bank N.A.,
                       Pittsburgh LOC),
                       5.700%, 8/6/1997                                       6,860,000
            3,000,000  Poly Foam International, Inc., (National City
                       Bank, Cleveland,
                       OH LOC), 5.650%, 8/7/1997                              3,000,000
            8,500,000  Rubloff-Rockford, LLC, Series 1997, (First of
                       America Bank -
                       Illinois LOC), 5.800%, 8/6/1997                        8,500,000
           17,900,000  Scranton Times, L.P., Series 1997, (PNC Bank,
                       N.A. LOC), 5.690%,
                       8/4/1997                                              17,900,000
            2,880,000  Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC),
                       5.640%,
                       8/7/1997                                               2,880,000
            1,230,000  Southeast Regional Holdings, LLC, (Series
                       1995-A), (Columbus

                       Bank and Trust Co., GA LOC), 5.850%, 8/7/1997          1,230,000
           10,400,000  Southern Coil Processing, Inc. Notes (AmSouth
                       Bank LOC),

                       5.700%, 8/7/1997                                      10,400,000
            1,720,000  Team Rahal of Mechanicsburg, Inc., Series 1997,

                       (Huntington

                       National Bank, Columbus, OH LOC), 5.650%,              1,720,000
                       8/7/1997
            1,880,000  Team Rahal, Inc., Series 1997, (Huntington
                       National Bank,

                       Columbus, OH LOC), 5.650%, 8/7/1997                    1,880,000
            1,300,000  Tipton, Indiana, MCJS, LLC Project Series 1997,

                       (Bank One,

                       Indianapolis, IN LOC), 5.640%, 8/7/1997                1,300,000
            1,764,000  Vista Funding Corp., (Series 1995-A), (Star
                       Bank, N.A.,

                       Cincinnati LOC), 5.760%, 8/7/1997                      1,764,000
            4,957,000  Westcourt, (Bank One, Texas N.A. LOC), 5.690%,         4,957,000

                       8/7/1997

                        Total                                               224,744,000


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (C)NOTES - VARIABLE--CONTINUED
                       FINANCE - EQUIPMENT--0.5%

 $          5,000,000  Comdisco, Inc., 144A Notes, 5.933%, 8/26/1997     $    5,000,000
                       FINANCE - RETAIL--0.2%
            2,000,000 (b)AFS Insurance Premium Receivables Trust,
                      (Series 1994-A), 5.680%,

                       8/15/1997                                              2,000,000

                      INSURANCE--3.6%

            5,000,000 (b)Jackson National Life Insurance Company,             5,000,000
                      5.900%, 8/25/1997
           29,584,777  Liquid Asset Backed Securities Trust, Series
                       1997-3 Senior Notes,
                       (Westdeutsche Landesbank Girozentrale Swap

                       Agreement,

                       Guaranteed by AMBAC), 5.751%, 9/28/1997               29,584,777
                        Total                                                34,584,777
                        TOTAL NOTES - VARIABLE                              266,328,777
 SHORT-TERM MUNICIPAL--0.1%

            1,000,000  Colorado Health Facilities Authority, Series B,
                       (Bank One,
                       Colorado LOC), 5.690%, 12/1/1997                       1,000,000
 (D)REPURCHASE AGREEMENTS--23.8%

           30,600,000  Bear, Stearns and Co., 5.770%, dated 7/31/1997,       30,600,000
                       due 8/1/1997

           40,000,000  Chase Government Securities, Inc., 5.870%,
                       dated 7/31/1997,

                       due 8/1/1997                                          40,000,000
           15,000,000  Fuji Government Securities, Inc., 5.800%, dated

                       7/31/1997,

                       due 8/1/1997                                          15,000,000
           30,000,000  Goldman Sachs Group, LP, 5.850%, dated                30,000,000
                       7/31/1997, due 8/1/1997


PRIME VALUE OBLIGATIONS FUND


  PRINCIPAL

   AMOUNT                                                                     VALUE

 (D)REPURCHASE AGREEMENTS--CONTINUED

 $         10,000,000  Goldman Sachs Group, LP, 5.880%, dated            $   10,000,000
                       7/31/1997, due 8/1/1997
           30,000,000  Greenwich Capital Markets, Inc., 5.850%, dated
                       7/31/1997,
                       due 8/1/1997                                          30,000,000
           30,000,000  HSBC Securities, Inc., 5.850%, dated 7/31/1997,       30,000,000
                       due 8/1/1997

           15,000,000  PaineWebber Group, Inc., 5.790%, dated                15,000,000
                       7/31/1997, due 8/1/1997
           30,000,000  Toronto Dominion Securities (USA) Inc., 5.850%,
                       dated 7/31/1997,
                       due 8/1/1997                                          30,000,000
                        TOTAL REPURCHASE AGREEMENTS                         230,600,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(E)         $  970,262,170


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $57,000,000 which represents 5.9% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($968,740,037) at July 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance GTD --Guaranty IDA --Industrial Development
Authority IDB --Industrial Development Bond LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership PLC
--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)


 ASSETS:
 Investments in repurchase agreements                                  $ 230,600,000
 Investments in securities                                               739,662,170
 Total investments in securities, at amortized cost and value                          $970,262,170
 Cash                                                                                       575,610
 Income receivable                                                                        2,503,717

   Total assets                                                                         973,341,497

 LIABILITIES:

 Income distribution payable                                               4,553,886
 Accrued expenses                                                             47,574

   Total liabilities                                                                      4,601,460
 NET ASSETS for 968,740,037 shares outstanding                                         $968,740,037

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $822,486,255 / 822,486,255 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $132,879,574 / 132,879,574 shares outstanding                                                $1.00
 INSTITUTIONAL CAPITAL SHARES:

 $13,374,208 / 13,374,208 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Interest                                                                                  $17,168,293

 EXPENSES:

 Investment advisory fee                                                  $     610,842
 Administrative personnel and services fee                                      230,593
 Custodian fees                                                                  35,478
 Transfer and dividend disbursing agent fees and expenses                        20,203
 Directors'/Trustees' fees                                                        3,069
 Auditing fees                                                                    6,303
 Legal fees                                                                       1,953
 Portfolio accounting fees                                                       69,076
 Shareholder services fee--Institutional Shares                                 662,081
 Shareholder services fee--Institutional Service Shares                          86,816
 Shareholder services fee--Institutional Capital Shares                          14,656
 Share registration costs                                                        16,579
 Printing and postage                                                            13,243
 Insurance premiums                                                               2,932
 Taxes                                                                            2,417
 Miscellaneous                                                                    3,901
     Total expenses                                                           1,780,142
 Waivers--

     Waiver of investment advisory fee $(578,130) Waiver of administrative personnel and services fee (44,021) Waiver of transfer and dividend disbursing agent fees and expenses (9,878)
     Waiver of portfolio accounting fees (33,418) Waiver of shareholder services fee--Institutional Shares (662,081) Waiver of shareholder services fee--Institutional Capital (8,793) Shares

         Total waivers                                                       (1,336,321)
                  Net expenses                                                                443,821
                   Net investment income                                                  $16,724,472

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                        SIX MONTHS

                                                          ENDED

                                                       (UNAUDITED)        YEAR ENDED
                                                      JULY 31, 1997    JANUARY 31, 1997

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                              $      16,724,472    $    57,298,613
 Net realized gain (loss) on investments                           --         (1,090,952)
  Change in net assets resulting from operations           16,724,472         56,207,661
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                   (14,581,672)        (56,210,350)
  Institutional Service Shares                            (1,824,525)         (1,082,127)
  Institutional Capital Shares                              (318,275)             (6,136)
  Change in net assets resulting from
  distributions
  to shareholders                                        (16,724,472)        (57,298,613)
 CAPITAL CONTRIBUTION                                              --          1,330,378
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                           5,041,265,057     19,361,183,773
 Net asset value of shares issued to shareholders

 in

 payment of distributions declared                          9,038,566         26,082,775
 Cost of shares redeemed                              (4,507,978,858)    (21,735,853,130)
  Change in net assets resulting from share               542,324,765     (2,348,586,582)
  transactions

  Change in net assets                                    542,324,765     (2,348,347,156)
 NET ASSETS:
 Beginning of period                                      426,415,272      2,774,762,428
 End of period                                      $     968,740,037    $   426,415,272

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          SIX MONTHS

                                            ENDED
                                          (UNAUDITED)

                                           JULY 31,                      YEAR ENDED JANUARY 31,
                                             1997         1997         1996        1995        1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00       $ 1.00       $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                          0.03       0.05         0.06         0.04         0.03
 LESS DISTRIBUTIONS

  Distributions from net investment             (0.03)     (0.05)       (0.06)       (0.04)       (0.03)
  income

 NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00       $ 1.00       $ 1.00       $ 1.00
 TOTAL RETURN(B)                                 2.74%      5.41%        6.10%        4.51%        3.21%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                       0.12%*     0.16%        0.17%        0.09%        0.07%*
  Net investment income                          5.51%*     5.29%        5.93%        4.20%        3.23%*
  Expense waiver/reimbursement(c)                0.46%*     0.15%        0.08%        0.16%        0.29%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000             $822,486   $387,994   $2,754,390   $1,470,317   $3,981,184
  omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                SIX MONTHS

                                                  ENDED
                                               (UNAUDITED)

                                                 JULY 31,             YEAR ENDED JANUARY 31,
                                                   1997       1997      1996       1995      1994(A)


 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00    $ 1.00    $ 1.00     $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.03      0.05      0.06       0.04        0.01
 LESS DISTRIBUTIONS

  Distributions from net investment income          (0.03)    (0.05)     (0.06)    (0.04)      (0.01)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00    $ 1.00    $ 1.00     $ 1.00      $ 1.00
 TOTAL RETURN(B)                                    2.61%      5.15%     5.84%      4.26%       1.26%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                           0.36%*    0.41%     0.42%      0.34%       0.32%*
  Net investment income                              5.25%*    5.05%     5.68%      3.95%       2.98%*
  Expense waiver/reimbursement(c)                    0.22%*    0.16%     0.08%      0.16%       0.29%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)        $132,880   $18,415   $20,372    $21,739     $17,504

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  SIX MONTHS
                                                                    ENDED               YEAR

                                                                 (UNAUDITED)            ENDED
                                                                   JULY 31,          JANUARY 31,

                                                                     1997              1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 1.00             $ 1.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                 0.03               0.05
 LESS DISTRIBUTIONS

  Distributions from net investment income                             (0.03)             (0.05)
 NET ASSET VALUE, END OF PERIOD                                       $ 1.00             $ 1.00
 TOTAL RETURN(B)                                                        2.68%              5.26%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                              0.23%*             0.28%
  Net investment income                                                 5.43%*             5.17%
  Expense waiver/reimbursement(c)                                       0.37%*             0.31%
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                            $13,374            $20,006

* Computed on an annualized basis.

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME VALUE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

PRIME VALUE OBLIGATIONS FUND

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at July 31, 1997, is as follows:

                                          ACQUISITION  ACQUISITION

 SECURITY                                     DATE         COST
 AFS Insurance Premium Receivables Trust    6/23/1997    $2,000,000
 Goldman Sachs Group                        7/28/1997    20,000,000
 Jackson National Life Insurance Company    4/25/1997     5,000,000
 SALTS II Cayman Islands Corp.              6/11/1997    15,000,000
 SALTS III Cayman Island Corp.              7/23/1997    10,000,000
 SALTS III Cayman Island Corp.              6/05/1997     5,000,000

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

PRIME VALUE OBLIGATIONS FUND

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $968,740,037. Transactions in shares were as follows:


                                                                       SIX MONTHS          YEAR ENDED
                                                                         ENDED             JANUARY 31,

 INSTITUTIONAL SHARES                                                JULY 31, 1997            1997
 Shares sold                                                           4,259,259,505      19,036,179,355
 Shares issued to shareholders in payment of distributions                 8,354,751          26,074,950
 declared

 Shares redeemed                                                      (3,833,122,461)    (21,428,886,085)
  Net change resulting from Institutional Share transactions             434,491,795      (2,366,631,780)

                                                                          SIX MONTHS        YEAR ENDED
                                                                            ENDED           JANUARY 31,

 INSTITUTIONAL SERVICE SHARES                                           JULY 31, 1997          1997
 Shares sold                                                             610,841,294         305,004,232
 Shares issued to shareholders in payment of distributions declared          450,220               2,107
 Shares redeemed                                                        (496,826,748)       (306,966,945)
  Net change resulting from Institutional Service Share

  transactions                                                           114,464,766          (1,960,606)

                                                                            SIX MONTHS       YEAR ENDED
                                                                               ENDED         JANUARY 31,

 INSTITUTIONAL CAPITAL SHARES                                              JULY 31, 1997        1997
 Shares sold                                                             171,164,258          20,000,186
 Shares issued to shareholders in payment of distributions declared          233,595               5,718
 Shares redeemed                                                        (178,029,649)                --
  Net change resulting from Institutional Capital Share

  transactions                                                            (6,631,796)         20,005,904

PRIME VALUE OBLIGATIONS FUND

                                                                        SIX MONTHS         YEAR ENDED
                                                                           ENDED           JANUARY 31,

 CLASS C SHARES                                                        JULY 31, 1997         1997(A)
 Shares sold                                                                    --                 --
 Shares issued to shareholders in payment of distributions declared             --                 --
 Shares redeemed                                                                --                  (100)
  Net change resulting from Class C Share transactions                          --                  (100)
  Net change resulting from Fund share transactions                      542,324,765      (2,348,586,582)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management (the "former Adviser") served as the Fund's investment adviser.

CAPITAL CONTRIBUTION-- The former Adviser made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.

These transactions resulted in a permanent book and tax difference. As such, the paid-in capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. FServ became the Fund's administrator on November 15, 1996. Prior to November 15, 1996, First Data Investors Services Group ("FDISG") served as the Fund's administrator.

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. FSS became the Fund's shareholder servicing agent on November 15, 1996.

PRIME VALUE OBLIGATIONS FUND

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC became the Fund's transfer and dividend disbursing agent on November 15, 1996. Prior to November 15, 1996, FDISG served as the Fund's transfer and dividend disbursing agent.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ became the Fund's portfolio accountant on November 15, 1996.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland

J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

PRIME VALUE
OBLIGATIONS FUND

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

JULY 31, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 608912606
Cusip 608912408
Cusip 608912507
G01999-06 (9/97)

[Graphic]